Condensed Financial Information of the Parent Company - Schedule of Unaudited Condensed Balance Sheets (Details) - Parent [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash	$ 365	$ 2,665
Prepaid expenses and other current assets		42,700
Amounts due from related parties	15,222	229,157
Total current assets	15,587	274,522
Non-current assets
Deferred offering costs		50,320
Investment in subsidiaries	163,670
Total non-current assets	163,670	50,320
TOTAL ASSETS	179,257	324,842
Current liabilities
Accrued expenses and other payables	790,617	5,000
Accounts payable	4,930
Total current liabilities	795,547	5,000
Non-current liabilities
Investment deficit in subsidiaries		2,253,434
Total non-current liabilities		2,253,434
TOTAL LIABILITIES	795,547	2,258,434
Mezzanine equity (Aggregate liquidation preference of nil and $16,622,139 as of June 30, 2025 and 2024, respectively)
Receivables for Series A convertible redeemable preferred shares		(735,496)
Redeemable non-controlling interests	4,651,293	4,584,984
Total mezzanine equity	4,651,293	24,064,976
Shareholders’ deficit
Ordinary shares	7,224	5,072
Additional paid-in capital	34,042,059
Accumulated deficit	(40,217,153)	(27,273,366)
Accumulated other comprehensive income	900,287	1,269,726
Total shareholders’ deficit	(5,267,583)	(25,998,568)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	179,257	324,842
Series Angel Convertible Redeemable Preferred Shares [Member]
Non-current liabilities
Preferred shares, value		3,560,518
Series Pre-A Convertible Redeemable Preferred Shares [Member]
Non-current liabilities
Preferred shares, value		7,843,461
Series A Convertible Redeemable Preferred Shares [Member]
Non-current liabilities
Preferred shares, value		$ 8,811,509